Consolidated Balance sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 2,805,408	$ 250,312
Accounts receivable, net		805,966	452,823
Deposits, prepayments and other receivables, net		2,150,932	875,823
Total current assets		5,762,306	1,578,958
Non-current assets:
Property and equipment, net		30,151	70,359
Intangible assets, net		7,422,105	4,220,021
Right-of-use assets, net		106,978	167,723
Investment, net		5,596	6,029
Rental deposit, net		9,972	32,068
Deposit for intangible assets		280,644
Deferred offering costs			620,193
Total non-current assets		7,855,446	5,116,393
TOTAL ASSETS		13,617,752	6,695,351
Current liabilities:
Accruals and other payables		265,481	245,033
Contract liabilities		106,042	315,411
Deferred government subsidy		38,656	38,716
Bank borrowings		415,947	433,991
Lease liabilities		57,653	90,199
Tax payables		52,300	128,982
Total current liabilities		1,255,767	1,512,748
Non-current liabilities:
Lease liabilities		49,325	77,524
Deferred tax liabilities		1,161,490	192,328
Total non-current liabilities		1,210,815	269,852
TOTAL LIABILITIES		2,466,582	1,782,600
Commitments and contingencies (Note 17)
Shareholders’ equity
Additional paid-in capital		17,153,512	3,583,983
Retained earnings (accumulated losses)		(6,134,018)	1,188,787
Accumulated other comprehensive income		124,013	138,918
Total shareholders’ equity		11,151,170	4,912,751
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		13,617,752	6,695,351
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	7,263	663
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	400	400
Director [Member]
Current liabilities:
Amount due to a director		$ 319,688	$ 260,416

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.